Shareholder Report, Line Graph (Details) 194706_Overlay Shares Hedged Large Cap Equity ETF_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Jan. 14, 2021	Aug. 31, 2026
Overlay Shares Hedged Large Cap Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Overlay Shares Hedged Large Cap Equity ETF NAV
Accumulated Value	$ 15,515	$ 13,521	$ 11,327	$ 10,251	$ 11,589	$ 10,000	$ 17,388
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	$ 18,232	$ 15,733	$ 12,375	$ 10,673	$ 12,023	$ 10,000	$ 21,947